Quarterly Holdings Report
for

Fidelity Managed Retirement 2005 Fund℠

April 30, 2019

RW26-QTLY-0619
1.858590.111

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	1,963	$19,831
Fidelity Series Blue Chip Growth Fund (a)	2,301	35,554
Fidelity Series Commodity Strategy Fund (a)	34,564	164,178
Fidelity Series Growth Company Fund (a)	4,125	72,111
Fidelity Series Intrinsic Opportunities Fund (a)	5,361	89,371
Fidelity Series Large Cap Stock Fund (a)	5,109	77,659
Fidelity Series Large Cap Value Index Fund (a)	1,688	21,687
Fidelity Series Opportunistic Insights Fund (a)	2,118	39,000
Fidelity Series Small Cap Discovery Fund (a)	895	10,470
Fidelity Series Small Cap Opportunities Fund (a)	2,308	31,972
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,795	59,124
Fidelity Series Value Discovery Fund (a)	3,253	41,769
TOTAL DOMESTIC EQUITY FUNDS
(Cost $649,159)		662,726

International Equity Funds - 9.6%
Fidelity Series Canada Fund (a)	1,343	14,395
Fidelity Series Emerging Markets Fund (a)	2,129	21,206
Fidelity Series Emerging Markets Opportunities Fund (a)	10,067	191,177
Fidelity Series International Growth Fund (a)	8,390	133,407
Fidelity Series International Small Cap Fund (a)	1,977	32,087
Fidelity Series International Value Fund (a)	13,855	133,559
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $522,107)		525,831

Bond Funds - 56.6%
Fidelity Series Corporate Bond Fund (a)	41,208	418,669
Fidelity Series Emerging Markets Debt Fund (a)	4,047	38,526
Fidelity Series Floating Rate High Income Fund (a)	882	8,272
Fidelity Series Government Bond Index Fund (a)	56,457	573,608
Fidelity Series High Income Fund (a)	4,359	41,413
Fidelity Series Inflation-Protected Bond Index Fund (a)	70,988	697,102
Fidelity Series International Credit Fund (a)	360	3,563
Fidelity Series Investment Grade Bond Fund (a)	54,677	611,286
Fidelity Series Investment Grade Securitized Fund (a)	42,596	432,778
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,865	259,228
Fidelity Series Real Estate Income Fund (a)	2,349	25,792
TOTAL BOND FUNDS
(Cost $3,098,749)		3,110,237

Short-Term Funds - 21.8%
Fidelity Series Government Money Market Fund 2.49% (a)(b)	240,063	240,063
Fidelity Series Short-Term Credit Fund (a)	24,084	240,362
Fidelity Series Treasury Bill Index Fund (a)	72,188	720,438
TOTAL SHORT-TERM FUNDS
(Cost $1,201,947)		1,200,863
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,471,962)		5,499,657
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,298)
NET ASSETS - 100%		$5,497,359

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$277	$--	$287	$--	$148	$(138)	$--
Fidelity Series All-Sector Equity Fund	50,997	7,207	34,246	5,598	125	(4,252)	19,831
Fidelity Series Blue Chip Growth Fund	53,927	9,113	25,917	5,829	1,898	(3,467)	35,554
Fidelity Series Canada Fund	15,975	3,909	5,408	327	(32)	(49)	14,395
Fidelity Series Commodity Strategy Fund	127,651	76,210	26,553	8,313	(887)	(12,243)	164,178
Fidelity Series Corporate Bond Fund	--	426,606	14,197	1,859	138	6,122	418,669
Fidelity Series Emerging Markets Debt Fund	37,340	8,313	6,371	1,590	(509)	(247)	38,526
Fidelity Series Emerging Markets Fund	--	24,564	3,896	91	(73)	611	21,206
Fidelity Series Emerging Markets Opportunities Fund	221,403	66,320	84,041	16,738	(2,355)	(10,150)	191,177
Fidelity Series Floating Rate High Income Fund	15,974	721	8,145	699	(210)	(68)	8,272
Fidelity Series Government Bond Index Fund	--	588,149	17,984	1,682	109	3,334	573,608
Fidelity Series Government Money Market Fund 2.49%	1,225,749	55,550	1,041,236	15,412	--	--	240,063
Fidelity Series Growth Company Fund	109,053	18,541	51,481	8,562	5,762	(9,764)	72,111
Fidelity Series High Income Fund	83,403	3,666	44,731	3,664	(1,488)	563	41,413
Fidelity Series Inflation-Protected Bond Index Fund	623,309	209,444	141,155	12,666	(2,551)	8,055	697,102
Fidelity Series International Credit Fund	3,381	175	--	153	--	7	3,563
Fidelity Series International Growth Fund	156,867	37,898	57,980	9,243	200	(3,578)	133,407
Fidelity Series International Small Cap Fund	37,609	10,153	12,339	3,131	(356)	(2,980)	32,087
Fidelity Series International Value Fund	157,387	27,476	38,289	5,004	(695)	(12,320)	133,559
Fidelity Series Intrinsic Opportunities Fund	129,407	9,612	37,134	8,895	1,802	(14,316)	89,371
Fidelity Series Investment Grade Bond Fund	2,328,440	91,202	1,836,014	49,633	(42,165)	69,823	611,286
Fidelity Series Investment Grade Securitized Fund	--	442,423	11,799	1,487	48	2,106	432,778
Fidelity Series Large Cap Stock Fund	116,432	15,945	47,234	9,852	1,185	(8,669)	77,659
Fidelity Series Large Cap Value Index Fund	32,511	2,263	12,843	1,149	759	(1,003)	21,687
Fidelity Series Long-Term Treasury Bond Index Fund	238,049	88,254	74,158	5,877	(2,529)	9,612	259,228
Fidelity Series Opportunistic Insights Fund	58,733	7,837	26,537	3,782	1,601	(2,634)	39,000
Fidelity Series Real Estate Income Fund	29,933	1,651	5,749	1,615	(269)	226	25,792
Fidelity Series Short-Term Credit Fund	306,599	13,429	82,607	5,260	(961)	3,902	240,362
Fidelity Series Small Cap Discovery Fund	15,858	1,576	6,426	801	71	(609)	10,470
Fidelity Series Small Cap Opportunities Fund	48,683	7,101	19,413	4,574	1,923	(6,322)	31,972
Fidelity Series Stock Selector Large Cap Value Fund	88,881	8,833	35,231	5,723	(77)	(3,282)	59,124
Fidelity Series Treasury Bill Index Fund	--	739,923	18,764	2,315	(8)	(713)	720,438
Fidelity Series Value Discovery Fund	62,881	4,679	23,323	2,900	120	(2,588)	41,769
	$6,376,709	$3,008,743	$3,851,488	$204,424	$(39,276)	$4,969	$5,499,657

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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